Share-Based Compensation (Schedule of Information About Share Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,247,308	1,128,098	957,487	764,767
Weighted Average Remaining contractual life	7 years 3 months 29 days	7 years 6 months 21 days
Weighted average exercise price | $ / shares	$ 15.36	$ 16.67	$ 19.34	$ 30.44
8.13-9.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	48,950	55,950
Weighted Average Remaining contractual life	7 years 10 months 6 days	8 years 10 months 6 days
Weighted average exercise price | $ / shares	$ 8.35	$ 8.44
11.89-14.42 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	876,182	943,109
Weighted Average Remaining contractual life	7 years 1 month 9 days	8 years 14 days
Weighted average exercise price | $ / shares	$ 12.99	$ 13.01
18.39-19.59 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	245,050
Weighted Average Remaining contractual life	9 years 1 month 13 days
Weighted average exercise price | $ / shares	$ 18.55
34.44-37.52 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	77,126	84,829
Weighted Average Remaining contractual life	3 years 10 months 9 days	4 years 10 months 2 days
Weighted average exercise price | $ / shares	$ 36.57	$ 36.56
47.11-67.06 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares		44,210
Weighted Average Remaining contractual life		11 months 19 days
Weighted average exercise price | $ / shares		$ 66.93